Non-Current Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2019
NON-CURRENT ASSETS CLASSIFIED AS HELD FOR SALE
NON-CURRENT ASSETS CLASSIFIED AS HELD FOR SALE

5.    NON-CURRENT ASSETS CLASSIFIED AS HELD FOR SALE

Electrogas S.A.

On December 16, 2016, Enel Generación Chile signed a share purchase agreement with Aerio Chile SpA (hereinafter “Aerio Chile”), which is indirectly wholly-owned subsidiary of Redes Energeticas Nacionais, S.G.P.S. S.A. (“REN”). In accordance with the agreement Enel Generación Chile agreed to sell its entire ownership interest in Electrogas S.A., representing 42.5% of the issued capital of that company. The agreed price was US$180 million, which was paid on the transaction closing date.

The sale of this investment to Aerio Chile was subject to satisfaction of customary conditions precedent for this type of transactions, which includes, among others, the non-exercise by the other shareholders of Electrogas S.A. of the preferential acquisition rights, which they were entitled to in accordance with the terms and conditions established in the shareholders agreement.

The closing of the transaction and transfer of the investment occurred on February 7, 2017. The cash consideration received was ThCh$115,582,806 and was recognized a gain on sale before taxes of ThCh$105,311,912 (see Notes 7.c and 31).

Electrogas S.A. is a private corporation whose corporate purpose is to provide services of transportation of natural gas and other fuels, on its own and on behalf of third parties. In order to provide its services, it can build, operate and maintain gas and oil pipelines, polyducts and supplementary facilities.